Earnings per share - Schedule of Numbers of Shares Earnings Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Basic	4,052	4,026	4,003
Dilution for share options and awards	59	58	49
Diluted	4,111	4,084	4,052